Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Summary of financial assets by categories

A (a) Financial assets and liabilities by categories

		IFRS 9
				Fair value	Fair value
				through other	through
			Amortised	comprehensive	profit and
		Total	cost	income	loss
At 31 December 2018	Note	US$m	US$m	US$m	US$m
Financial assets

Cash and cash equivalents	21	10,773	2,779	-	7,994
Trade and other financial receivables (a) (b)	18	3,007	2,015	-	992
Equity shares and quoted funds	20	130	-	53	77
Other investments, including loans (c)	20	2,782	6	-	2,776
Derivatives related to net debt: designated as hedges (d)	20, 24	70	-	-	70
Derivatives and embedded derivatives not related to net debt: not designated as hedges (d)	20	432	-	-	432
Embedded derivatives not related to net debt: designated as hedges (d)	20	54	-	-	54
Loans to equity accounted units including quasi equity loans		167	167	-	-
Total financial assets		17,415	4,967	53	12,395

Financial liabilities
Trade and other financial payables (e)	25	(5,552)	(5,513)		(39)
Short-term borrowings and bank overdrafts	22	(312)	(312)		-
Medium-term and long-term borrowings	22	(12,440)	(12,440)		-
Derivatives related to net debt: designated as hedges (d)	22, 24	(358)	-		(358)
Derivatives and embedded derivatives not related to net debt: not designated as hedges (d)	22	(98)	-		(98)
Embedded derivatives not related to net debt: designated as hedges (d)	22	(46)	-		(46)
Other financial liabilities	22	(666)	(666)		-
Total financial liabilities		(19,472)	(18,931)		(541)
			IAS 39
						Held to maturity
				Available		assets/other
			Loans and	for sale	Held at	financial
		Total	receivables	securities	fair value	liabilities
At 31 December 2017	Note	US$m	US$m	US$m	US$m	US$m
Financial assets
Cash and cash equivalents	21	10,550	10,550	-	-	-
Trade and other financial receivables (a) (b)	18	2,985	2,895	-	90	-
Equity shares and quoted funds	20	136	-	136	-	-
Other investments, including loans (c)	20	1,152	15	-	1,125	12
Derivatives related to net debt: designated as hedges (d)	20, 24	99	-	-	99	-
Derivatives and embedded derivatives not related to net debt: not designated as hedges (d)	20	168	-	-	168	-
Loans to equity accounted units including quasi equity loans		198	198	-	-	-
Total financial assets		15,288	13,658	136	1,482	12

Financial liabilities
Trade and other financial payables (e)	25	(5,922)			(15)	(5,907)
Short-term borrowings and bank overdrafts	22	(552)			-	(552)
Medium-term and long-term borrowings	22	(14,624)			-	(14,624)
Derivatives related to net debt: designated as hedges (d)	22, 24	(276)			(276)	-
Other derivatives and embedded derivatives: not designated as hedges (d)	22	(255)			(255)	-
Other financial liabilities	22	(345)			-	(345)
Total financial liabilities		(21,974)			(546)	(21,428)

(a)	Trade and other financial receivables comprise of trade receivables, other financial receivables, and amounts due from equity accounted units within note 18.
(b)

Under IFRS 9, provisionally priced receivables are fair valued. In the prior year, under IAS 39, only the embedded pricing derivatives, which were separated from the host receivables, were fair valued.

(c)	Other investments, including loans, comprise US$2,522 million (2017: US$958 million) of highly liquid financial assets in managed investment funds classified as held for trading.
(d)	These financial assets and liabilities in aggregate agree to total derivative financial instruments disclosed in notes 20 and 22.
(e)

Trade and other financial payables comprise trade payables, other financial payables, accruals and amounts due to equity accounted units within note 25. The trade and other payables held at fair value are valued using level 2 inputs.

Summary of financial liabilities by categories

A (a) Financial assets and liabilities by categories

		IFRS 9
				Fair value	Fair value
				through other	through
			Amortised	comprehensive	profit and
		Total	cost	income	loss
At 31 December 2018	Note	US$m	US$m	US$m	US$m
Financial assets

Cash and cash equivalents	21	10,773	2,779	-	7,994
Trade and other financial receivables (a) (b)	18	3,007	2,015	-	992
Equity shares and quoted funds	20	130	-	53	77
Other investments, including loans (c)	20	2,782	6	-	2,776
Derivatives related to net debt: designated as hedges (d)	20, 24	70	-	-	70
Derivatives and embedded derivatives not related to net debt: not designated as hedges (d)	20	432	-	-	432
Embedded derivatives not related to net debt: designated as hedges (d)	20	54	-	-	54
Loans to equity accounted units including quasi equity loans		167	167	-	-
Total financial assets		17,415	4,967	53	12,395

Financial liabilities
Trade and other financial payables (e)	25	(5,552)	(5,513)		(39)
Short-term borrowings and bank overdrafts	22	(312)	(312)		-
Medium-term and long-term borrowings	22	(12,440)	(12,440)		-
Derivatives related to net debt: designated as hedges (d)	22, 24	(358)	-		(358)
Derivatives and embedded derivatives not related to net debt: not designated as hedges (d)	22	(98)	-		(98)
Embedded derivatives not related to net debt: designated as hedges (d)	22	(46)	-		(46)
Other financial liabilities	22	(666)	(666)		-
Total financial liabilities		(19,472)	(18,931)		(541)
			IAS 39
						Held to maturity
				Available		assets/other
			Loans and	for sale	Held at	financial
		Total	receivables	securities	fair value	liabilities
At 31 December 2017	Note	US$m	US$m	US$m	US$m	US$m
Financial assets
Cash and cash equivalents	21	10,550	10,550	-	-	-
Trade and other financial receivables (a) (b)	18	2,985	2,895	-	90	-
Equity shares and quoted funds	20	136	-	136	-	-
Other investments, including loans (c)	20	1,152	15	-	1,125	12
Derivatives related to net debt: designated as hedges (d)	20, 24	99	-	-	99	-
Derivatives and embedded derivatives not related to net debt: not designated as hedges (d)	20	168	-	-	168	-
Loans to equity accounted units including quasi equity loans		198	198	-	-	-
Total financial assets		15,288	13,658	136	1,482	12

Financial liabilities
Trade and other financial payables (e)	25	(5,922)			(15)	(5,907)
Short-term borrowings and bank overdrafts	22	(552)			-	(552)
Medium-term and long-term borrowings	22	(14,624)			-	(14,624)
Derivatives related to net debt: designated as hedges (d)	22, 24	(276)			(276)	-
Other derivatives and embedded derivatives: not designated as hedges (d)	22	(255)			(255)	-
Other financial liabilities	22	(345)			-	(345)
Total financial liabilities		(21,974)			(546)	(21,428)

(a)	Trade and other financial receivables comprise of trade receivables, other financial receivables, and amounts due from equity accounted units within note 18.
(b)

Under IFRS 9, provisionally priced receivables are fair valued. In the prior year, under IAS 39, only the embedded pricing derivatives, which were separated from the host receivables, were fair valued.

(c)	Other investments, including loans, comprise US$2,522 million (2017: US$958 million) of highly liquid financial assets in managed investment funds classified as held for trading.
(d)	These financial assets and liabilities in aggregate agree to total derivative financial instruments disclosed in notes 20 and 22.
(e)

Trade and other financial payables comprise trade payables, other financial payables, accruals and amounts due to equity accounted units within note 25. The trade and other payables held at fair value are valued using level 2 inputs.

Summary of credit ratings

The table below summarises the credit ratings attributed to the Group by Standard & Poor’s and Moody’s investor services as at 31 December.

	2018	2017
Long-term rating(a)	A/A3	A-/A3
Short-term rating(a)	A-1/P-2	A-1/P-2
Outlook	Stable/Stable	Positive/Stable

Maturity analysis for non-derivative financial liabilities and derivative financial liabilities

The table below summarises the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. It will therefore not necessarily agree with the amounts disclosed in the balance sheet.

Financial liability analysis

At 31 December 2018

	Within 1	Between	Between	Between	Between
	year or on	1 and 2	2 and 3	3 and 4	4 and 5	After
	demand	years	years	years	years	5 years	Total
(Outflows)/inflows	US$m	US$m	US$m	US$m	US$m	US$m	US$m
Non-derivative financial liabilities
Trade and other financial payables	(5,129)	(423)	-	-	-	-	(5,552)
Borrowings before swaps	(312)	(562)	(166)	(660)	(741)	(10,476)	(12,917)
Expected future interest payments (a)	(651)	(653)	(636)	(630)	(586)	(4,082)	(7,238)
Other financial liabilities	(666)	-	-	-	-	-	(666)
Derivative financial liabilities (b)
Derivatives related to net debt - net settled	(36)	(36)	(36)	(36)	4	(8)	(148)
Derivatives related to net debt - gross settled (a):
– gross inflows	48	508	39	39	39	1,278	1,951
– gross outflows	(79)	(595)	(58)	(58)	(58)	(1,581)	(2,429)
Derivatives not related to net debt - net settled	(27)	(13)	(5)	(5)	(5)	(28)	(83)
Derivatives not related to net debt - gross settled:
– gross inflows	1,664	-	-	-	-	-	1,664
– gross outflows	(1,733)	-	-	-	-	-	(1,733)
Total	(6,921)	(1,774)	(862)	(1,350)	(1,347)	(14,897)	(27,151)

At 31 December 2017

	Within 1	Between	Between	Between	Between
	year or on	1 and 2	2 and 3	3 and 4	4 and 5	After
	demand	years	years	years	years	5 years	Total
(Outflows)/inflows	US$m	US$m	US$m	US$m	US$m	US$m	US$m
Non-derivative financial liabilities
Trade and other financial payables	(5,488)	(434)	-	-	-	-	(5,922)
Borrowings before swaps	(552)	(148)	(1,011)	(916)	(1,283)	(11,387)	(15,297)
Expected future interest payments (a)	(679)	(673)	(670)	(638)	(606)	(4,553)	(7,819)
Other financial liabilities	(302)	(43)	-	-	-	-	(345)
Derivative financial liabilities (b)
Derivatives related to net debt - net settled	10	10	14	11	7	36	88
Derivatives related to net debt - gross settled (a):
– gross inflows	62	62	958	44	44	1,493	2,663
– gross outflows	(82)	(82)	(1,051)	(55)	(55)	(1,741)	(3,066)
Derivatives not related to net debt - net settled	(43)	(36)	(33)	(24)	(21)	(138)	(295)
Derivatives not related to net debt - gross settled:
– gross inflows	795	-	-	-	-	-	795
– gross outflows	(802)	-	-	-	-	-	(802)
Total	(7,081)	(1,344)	(1,793)	(1,578)	(1,914)	(16,290)	(30,000)

(a)

Interest payments have been projected using interest rates applicable at the end of the applicable financial year. Where debt is subject to variable interest rates, future interest payments are subject to change in line with market rates.

(b)	The maturity grouping is based on the earliest payment date.

Summary of impact of hedging instrument on statement of financial position

The impact of the hedging instrument on the Group balance sheet is as follows:

At 31 December 2018	Notional amount US$m	Carrying value US$m	Line item in the statement of financial position	Change in fair value used for measuring ineffectiveness for the period US$m
Aluminium embedded derivatives separated from the power contract (a)	1,786	8	Other financial asset (US$54m) and other financial liability (US$46m)	205
(a)	Aluminium embedded derivatives (forward contracts and options) are contained within certain aluminium smelter electricity purchase contracts.

The impact of the hedged item on the Group balance sheet is:

At 31 December 2018	Change in fair value used for measuring ineffectiveness for the period US$m	Cash flow hedge reserve US$m
Highly probable forecast aluminium sales	(182)	179

The effect of the cash flow hedge in the statement of profit or loss and other comprehensive income (OCI) is:

At 31 December 2018	Total hedging gain recognised in OCI US$m	Ineffectiveness recognised in profit or loss US$m	Line item in the statement of profit or loss	Amount reclassified from OCI to profit or loss US$m	Line item in the statement of profit or loss
Highly probable forecast aluminium sales	181	24	Net operating costs (raw materials, consumables, repairs and maintenance)	2	Consolidated sales revenue

Summary of market price relevant to the aluminum purchase price swaps outstanding
	Change in market prices	2018 US$m	2017 US$m
Effect on net earnings	+10%	(102)	(203)
	-10%	35	212
Effect on equity	+10%	(101)	-
	-10%	103	-

Summary of maximum credit risk exposure of the Group's financial assets

		2018	2017
	Note	US$m	US$m
Cash and cash equivalents	21	10,773	10,550
Trade and other financial receivables	18	3,007	2,985
Investments	20	2,782	1,152
Derivative assets	20	556	267
Loans to equity accounted units		38	39
Total		17,156	14,993

Summary by currency, the Group's net debt, after taking into account relevant cross currency interest rate swaps and foreign exchange contracts

The table below summarises, by currency, the Group’s net debt, after taking into account relevant cross-currency interest rate swaps and foreign exchange contracts:

	Total	Derivatives	Cash and		Net cash/	Net cash/
	borrowings	related to net	cash	Other	(debt)	(debt)
	excluding overdrafts	debt	equivalents	investments	2018	2017
Net cash/(debt) by currency	US$m	US$m	US$m	US$m	US$m	US$m
US dollar	(12,080)	(288)	10,310	2,522	464	(3,628)
Australian dollar	(472)	-	217	-	(255)	(208)
Euro	(39)	-	17	-	(22)	(58)
South African rand	-	-	95	-	95	59
Canadian dollar	(157)	-	23	-	(134)	(148)
Other	(3)	-	110	-	107	138
Total	(12,751)	(288)	10,772	2,522	255	(3,845)

	Total	Derivatives	Cash and		Net cash/	Net cash/
	borrowings	related to net	cash	Other	(debt)	(debt)
	excluding overdrafts	debt	equivalents	investments	2018	2017
Net cash/(debt) by currency	US$m	US$m	US$m	US$m	US$m	US$m
US dollar	(12,080)	(288)	10,310	2,522	464	(3,628)
Australian dollar	(472)	-	217	-	(255)	(208)
Euro	(39)	-	17	-	(22)	(58)
South African rand	-	-	95	-	95	59
Canadian dollar	(157)	-	23	-	(134)	(148)
Other	(3)	-	110	-	107	138
Total	(12,751)	(288)	10,772	2,522	255	(3,845)

Summary of derivative financial instruments
	Total fair value
	2018		2017
	Asset	Liability	Asset	Liability
	US$m	US$m	US$m	US$m
Derivatives designated as hedges
Interest rate swaps (a)	70	(137)	99	(127)
Cross-currency interest rate swaps (b)	-	(221)	-	(149)
Aluminium embedded derivatives (c)	54	(46)	-	-
Total derivatives designated as hedges	124	(404)	99	(276)

Derivatives not designated as hedges
Currency forward contracts, options and swaps	-	(68)	7	(2)
Aluminium forward contracts (d)	26	(19)	21	(9)
Aluminium embedded derivatives (c)	346	-	140	(238)
Other embedded derivatives	6	-	-	(5)
Other commodity contracts	54	(11)	-	(1)
Total derivatives not designated as hedges	432	(98)	168	(255)
Total derivative instruments	556	(502)	267	(531)

Analysed by maturity:
Less than 1 year	88	(95)	29	(50)
Between 1 and 5 years	153	(205)	31	(233)
More than 5 years	315	(202)	207	(248)
Total	556	(502)	267	(531)
Total net derivative instruments	54			(264)

		2018	2017
Reconciliation to balance sheet	Note	US$m	US$m
Non-current assets	20	468	238
Current assets	20	88	29
Current liabilities	22	(95)	(50)
Non-current liabilities	22	(407)	(481)
Total net derivative instruments		54	(264)

(a)	The interest rate swaps are used to convert certain fixed rate borrowings to a floating rate. For further details, see note 22.
(b)	The cross-currency interest rate swaps are used to convert non-US dollar denominated borrowings to either fixed or floating US dollar borrowings. For further details see note 22.
(d)

Aluminium embedded derivatives (forward contracts and options) are contained within certain aluminium smelter electricity purchase contracts. These contracts reduce the Group’s margin exposure to movements in the aluminium price.

(c)	The aluminium forward contracts are entered into to convert aluminium sales made at a fixed price to the market price (LME cash). In 2017 and 2018 these contracts were not designated as hedges.

Summary of fair value of financial instruments

The carrying amounts and fair values of all of the Group’s financial instruments which are not carried at an amount which approximates their fair value at 31 December 2018 and 31 December 2017 are shown in the following table. The fair values of the Group’s cash equivalents and loans to equity accounted units approximate their carrying values as a result of their short maturity or because they carry floating rates of interest.

		31 December 2018		31 December 2017
		Carrying	Fair	Carrying	Fair
		value	value	value	value
	Note	US$m	US$m	US$m	US$m
Short-term borrowings	22	(312)	(312)	(552)	(552)
Medium-term and long-term borrowings	22	(12,440)	(13,554)	(14,624)	(16,385)

C (a) Valuation hierarchy

The table below shows the financial instruments carried at fair value by valuation method, under IFRS 9, at 31 December 2018.

						Not held
		Total	Level 1 (a)	Level 2 (b)	Level 3 (c)	at fair value
	Note	US$m	US$m	US$m	US$m	US$m
Assets
Cash and cash equivalents		10,773	7,994	-	-	2,779
Investments in equity shares and funds		130	92	-	38	-
Other investments, including loans (d)	20	2,782	2,544	-	232	6
Trade and other financial receivables (e)	18	3,007	20	972	-	2,015
		16,692	10,650	972	270	4,800
Derivatives (net)
Forward contracts and option contracts: designated as hedges(f) (Section B)		8	-	-	8	-
Forward contracts and option contracts, not designated as hedges (f) (Section B)		334	-	(25)	359	-
Derivatives related to net debt (Section B) (g)		(288)	-	(288)	-	-

Liabilities
Trade and other financial payables	25	(5,552)	-	(39)	-	(5,513)
Total		11,194	10,650	620	637	(713)

The table below shows the financial instruments carried at fair value by valuation method, under IAS 39, at 31 December 2017.

						Not held
		Total	Level 1 (a)	Level 2 (b)	Level 3 (c)	at fair value
	Note	US$m	US$m	US$m	US$m	US$m
Assets
Cash and cash equivalents		10,550	-	-	-	10,550
Equity shares and quoted funds	20	136	88	-	3	45
Other investments, including loans (d)	20	1,152	1,037	-	88	27
Trade and other receivables (e)		2,985	-	90	-	2,895
		14,823	1,125	90	91	13,517
Derivatives (net)
Forward contracts and option contracts, not designated as hedges (f) (Section B)		(87)	-	11	(98)	-
Derivatives related to net debt (Section B) (g)		(177)	-	(177)	-	-

Liabilities
Trade and other financial payables		(5,922)	-	(15)	-	(5,907)
Total		8,637	1,125	(91)	(7)	7,610

(a)	Valuation is based on unadjusted quoted prices in active markets for identical financial instruments. This category includes listed equity shares and other quoted funds.
(b)

Valuation is based either on inputs which include quoted prices for similar instruments or identical instruments in markets which are not considered to be active, or on inputs, which are directly or indirectly based on observable market data.

(c)	Valuation is based on inputs that are not based on observable market data (unobservable inputs).
(d)

Other investments, including loans, comprise: cash deposits in rehabilitation funds, government bonds, managed investment funds and royalty receivables. The royalty receivables are valued based on future expected output as well as future expected commodity prices.

(e)

Trade receivables include provisionally priced receivables relating to sales contracts where the selling price is determined after delivery to the customer, based on the market price at the relevant quotation point stipulated in the contract. Revenue is recognised on provisionally priced sales based on the forward selling price for the period stipulated in the contract. Under IFRS 9, provisionally priced receivables at 31 December 2018 were US$889 million and were fair valued. In the prior year, under IAS 39, only the embedded pricing derivatives, which were separated from the host receivables, were fair valued (31 December 2017: US$90 million).

(f)

Level 3 derivatives consist of derivatives embedded in electricity purchase contracts linked to the LME with terms expiring between 2025 and 2030 (2017: 2018 and 2030). The embedded derivatives are measured using discounted cash flows and option model valuation techniques. Long-term embedded derivatives with a fair value of US$338 million at 31 December 2018 (2017: US$(98) million) are valued using significant unobservable inputs as the term of the derivative extends beyond the forward curve for aluminium and includes unobservable market premium prices. In valuing these derivatives, aluminium prices are flatlined beyond the market forward curve and increased by projected inflation up to the date of expiry of each contract. Future market premiums are estimated based on historical trends. The range of market prices are US$2,426 per metric tonne in 2029 to US$2,507 in 2030 (2017: US$2,679 per metric tonne in 2028 to US$2,848 in 2030).

(g)

Interest rate and currency interest rate swaps are valued using applicable market-quoted swap yield curves adjusted for relevant basis and credit default spreads. Currency interest rate swap valuations also use market-quoted foreign exchange rates. A discounted cash flow approach is applied to the cash flows derived from the inputs to determine fair value.

Summary of capital and liquidity risk management
		2018	2017
Total capital	Note	US$m	US$m
Equity attributable to owners of Rio Tinto (see Group balance sheet)		43,686	44,711
Equity attributable to non-controlling interests (see Group balance sheet)		6,137	6,404
Net debt	24	(255)	3,845
Total capital		49,568	54,960

Summary of effect of the cash flow hedge in statement of profit or loss and other comprehensive income (OCI)

The effect of the cash flow hedge in the statement of profit or loss and other comprehensive income (OCI) is:

At 31 December 2018	Total hedging gain recognised in OCI US$m	Ineffectiveness recognised in profit or loss US$m	Line item in the statement of profit or loss	Amount reclassified from OCI to profit or loss US$m	Line item in the statement of profit or loss
Highly probable forecast aluminium sales	181	24	Net operating costs (raw materials, consumables, repairs and maintenance)	2	Consolidated sales revenue

Disclosure of effect of changes in foreign exchange rates on earnings

Gains/(losses) associated with 10% strengthening of the US dollar

			Of which
			amount
	Closing	Effect on	impacting	Impact
	exchange	net	underlying	directly
	rate	earnings	earnings	on equity
Currency exposure	US cents	US$m	US$m	US$m
Australian dollar	70	346	1	(993)
Canadian dollar	73	(82)	7	-
Euro	114	202	5	-

At 31 December 2017

Gains/(losses) associated with 10% strengthening of the US dollar

			Of which
			amount
	Closing	Effect on	impacting	Impact
	exchange	net	underlying	directly
	rate	earnings	earnings	on equity
Currency exposure	US cents	US$m	US$m	US$m
Australian dollar	78	608	47	(1,657)
Canadian dollar	79	(134)	3	-
Euro	120	165	(2)	-

Summary of changes in the fair value of Level 3 financial assets and financial liabilities

The table below shows the summary of changes in the fair value of the Group’s level 3 financial assets and financial liabilities.

	2018	2017
	Level 3 financial assets	Level 3 financial assets
	and financial liabilities	and financial liabilities
	US$m	US$m
Opening balance	(7)	479
Adjustment from transition to IFRS 9	19	-
Currency translation adjustments	(23)	8
Total realised gains/(losses) included in:
– consolidated sales revenue	-	1
– net operating costs	9	(5)
Total unrealised gains/(losses) included in:
- consolidated sales revenue	-	17
– net operating costs (a)	375	(508)
Total unrealised gains transferred into other comprehensive income through cash flow hedges	181	-
Additions	67	-
Disposals/maturity of financial instruments	(6)	(5)
Transfers	22	6
Closing balance	637	(7)
Total gains/(losses) for the year included in the income statement for assets and liabilities held at year end	346	(491)

	2018	2017
	Level 3 financial assets	Level 3 financial assets
	and financial liabilities	and financial liabilities
	US$m	US$m
Opening balance	(7)	479
Adjustment from transition to IFRS 9	19	-
Currency translation adjustments	(23)	8
Total realised gains/(losses) included in:
– consolidated sales revenue	-	1
– net operating costs	9	(5)
Total unrealised gains/(losses) included in:
- consolidated sales revenue	-	17
– net operating costs (a)	375	(508)
Total unrealised gains transferred into other comprehensive income through cash flow hedges	181	-
Additions	67	-
Disposals/maturity of financial instruments	(6)	(5)
Transfers	22	6
Closing balance	637	(7)
Total gains/(losses) for the year included in the income statement for assets and liabilities held at year end	346	(491)

Commodity price risk [Member]
Disclosure Of Financial Instruments [Line Items]
Summary of notional aluminium forward sales contracts embedded in power contracts

The Group is holding the following notional aluminium forward sales contracts embedded in the power contracts:

At 31 December 2018	Within 1 year	Between 1 and 5 years	Between 5 and 10 years	After 10 years
Notional amount (in tonnes)	56,481	286,666	358,416	65,548
Notional amount (in US$ millions)	114	634	870	168
Average hedged rate (in US$ per tonne)	2,013	2,210	2,426	2,562